Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 286,184	$ 147,153
Short-term deposits and restricted cash	564,247	33,554
Trade receivables	47,948	39,321
Short-term derivative instruments	114	245
Other current assets	21,295	39,678
Asset held for sale		69,592
Total current assets	919,788	329,543
Non-current assets
Investments in associated companies	297,148	119,718
Long-term investment	235,218
Long-term deposits and restricted cash	71,954	77,350
Long term prepaid expenses	44,649	30,185
Long-term derivative instruments	165	2,048
Other non-current assets		57,717
Deferred payment receivable		204,299
Deferred taxes, net	7,374	1,516
Property, plant and equipment, net	818,561	667,642
Intangible assets, net	1,452	1,233
Right-of-use assets, net	86,024	17,123
Total non-current assets	1,562,545	1,178,831
Total assets	2,482,333	1,508,374
Current liabilities
Current maturities of loans from banks and others	46,471	45,605
Trade and other payables	128,242	52,258
Short-term derivative instruments	39,131	6,273
Current tax liabilities	9	8
Current maturities of lease liabilities	14,084	861
Total current liabilities	227,937	105,005
Non-current liabilities
Long-term loans from banks and others	575,688	503,647
Debentures	296,146	73,006
Deferred taxes, net	94,336	79,563
Non-current tax liabilities		29,510
Other non-current liabilities	816	719
Long-term derivative instruments	6,956
Long-term lease liabilities	4,446	5,136
Total non-current liabilities	978,388	691,581
Total liabilities	1,206,325	796,586
Equity
Share capital	602,450	602,450
Translation reserve	15,896	17,889
Capital reserve	(11,343)	13,962
Accumulated profit/(loss)	459,820	(10,949)
Equity attributable to owners of the Company	1,066,823	623,352
Non-controlling interests	209,185	88,436
Total equity	1,276,008	711,788
Total liabilities and equity	$ 2,482,333	$ 1,508,374